Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 10,600,080	$ 852,481	$ 1,496,510
Loans payable	166,555	649,047	567,154
Lease liability	8,609	15,324	39,809
Total liabilities	16,392,288	10,982,859	$ 13,274,494
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	10,600,080	852,481
Loans payable	166,555	649,047
Lease liability	9,614	20,196
RSU obligation	295,747
Derivative liability	4,827	472,899
Total liabilities	11,076,823	1,994,623
Not later than one year [member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	10,600,080	852,481
Loans payable	145,866	630,534
Lease liability	4,807	6,732
RSU obligation	295,747
Derivative liability
Total liabilities	11,046,500	1,489,747
Later than one year and not later than two years [member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loans payable	20,689	18,513
Lease liability	4,807	13,464
RSU obligation
Derivative liability	4,827	472,899
Total liabilities	30,323	504,876
Later Than Two Years [Member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loans payable
Lease liability
RSU obligation
Derivative liability
Total liabilities